LONG-TERM INVESTMENTS (Details Narrative) ¥ in Thousands, $ in Thousands, $ in Millions			1 Months Ended			12 Months Ended
	May 31, 2019 USD ($) shares	May 31, 2019 CNY (¥) shares	Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 HKD ($) shares	May 31, 2019 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Equity Method Investments							¥ 99,551		¥ 105,528
Equity in loss of affiliates, net of tax						$ 693	5,061		7,276	¥ 7,051
Impairment of investments							9,427		9,427
Fair value of investment							46,576		37,650
Fair value of investment unrealized gain (loss)							8,277		78,739	32,902
Hongkong Listed Company Gxg [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire investments					¥ 89,517
Equity Securities With Readily Determinable Fair Value [Member] | Hongkong Listed Company Gxg [Member]
Schedule of Equity Method Investments [Line Items]
Number of equity shares purchased | shares	22,740,000	22,740,000
Payments to acquire investments	$ 13,000	¥ 13,000
Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Equity Method Investments									30,000
Equity Method Investments							92,412		96,904	55,442
Initial investment of fund										¥ 20,000
Amount withdrawn							¥ 2,505		248
Limited Liability Companies [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Equity Method Investments								$ 1,500	¥ 10,770
Meituan (3690 HK) [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Schedule of Equity Method Investments [Line Items]
Number of equity shares purchased | shares			106,600	106,600
Tencent (0700. HK) [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Schedule of Equity Method Investments [Line Items]
Number of equity shares purchased | shares			55,000	55,000
Tencent and Meituan [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire investments			¥ 65,065	$ 77.3